20. Income tax and social contribution (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax And Social Contribution Tables Abstract
Reconciliation of income and social contribution tax expense

	2018	2017	2016
		Restated (Note 5.1)	Restated (Note 5.1)
Income (loss) before income tax and social contribution	1,703	752	(85)
Credit (expense) of income tax and social contribution at the nominal rate of 25% for the Company and 34% for subsidiaries	(568)	(267)	(16)
Tax penalties	(22)	(25)	(26)
Share of profit of associates	15	(9)	8
Interest on own capital	93	16	13
Tax benefits	15	-	-
Other permanent differences	18	(12)	(3)
Effective income tax and social contribution	(449)	(297)	(24)

Income tax and social contribution for the year:
Current	(347)	(171)	(126)
Deferred	(102)	(126)	102
Income tax and social contribution expense	(449)	(297)	(24)
Effective rate	26.37%	39.49%	(28.24%)

Breakdown of deferred income tax and social contribution

	2018			2017
	Asset	Liability	Net	Asset	Liability	Net
				Restated

Tax losses and negative basis of social contribution	198	-	198	200	-	200
Provision for contingencies	292	-	292	289	-	289
Goodwill tax amortization	-	(601)	(601)	-	(585)	(585)
Mark-to-market adjustment	-	(1)	(1)	-	(7)	(7)
Technological innovation – future realization	-	(10)	(10)	-	(13)	(13)
Depreciation of fixed assets as per tax rates	-	(128)	(128)	-	(112)	(112)
Unrealized gains with tax credits	-	(222)	(222)	-	(185)	(185)
Other	112	(14)	98	149	(5)	144
Deferred income tax and social contribution assets (liabilities)	602	(976)	(374)	638	(907)	(269)

Off-set assets and liabilities	(395)	395	-	(513)	513	-
Deferred income tax and social contribution assets (liabilities), net	207	(581)	(374)	125	(394)	(269)

Recovery of deferred tax assets

Up to one year	80
From 1 to 2 years	83
From 2 to 3 years	133
From 3 to 4 years	187
From 4 to 5 years	119
602

Changes in deferred income tax and social contribution
	2018	2017	2016
		Restate (Note 5.1)	Restated (Note 5.1)
At the beginning of the year	(273)	(147)	(778)
Adjustment related to IFRS 9	4	3	4
Restated opening balance	(269)	(144)	(774)
Credit (expenses) for the year – continuing operations	(102)	(126)	102
Credit (expense) for the year – discontinued operations	25	161	16
Income Tax related to OCI - continuing operations	(1)	1	-
Income Tax related to OCI - discontinued operations	3	1	14
Exchange rate variation	-	-	(10)
Special program on tax settlements – PERT discontinued operations – use of tax loss	(2)	(89)	-
Assets held for sale and discontinued operations (see note 32)	(28)	(73)	503
Other	-	-	6
At the end of the year	(374)	(269)	(143)